Quarterly Holdings Report
for
Fidelity® Series Select International Small Cap Fund
July 31, 2024
SSI-NPRT3-0924
1.9906202.101
Common Stocks - 97.5%
	Shares	Value ($)
Australia - 7.7%
ALS Ltd.	1,016	10,259
Amotiv Ltd.	1,090	7,705
Ansell Ltd.	358	6,408
Aurizon Holdings Ltd.	2,153	5,238
Beach Energy Ltd.	6,020	5,866
CAR Group Ltd.	391	8,911
Challenger Ltd.	953	4,387
Evolution Mining Ltd.	2,578	6,626
Flight Centre Travel Group Ltd.	423	6,144
Imdex Ltd.	3,448	5,164
Incitec Pivot Ltd.	2,876	5,548
National Storage REIT unit	4,889	7,897
NIB Holdings Ltd.	1,232	6,067
Steadfast Group Ltd.	2,981	12,652
Treasury Wine Estates Ltd.	652	5,266
TOTAL AUSTRALIA		104,138
Austria - 1.4%
AT&S Austria Technologie & Systemtechnik AG	127	2,709
Schoeller-Bleckmann Oilfield Equipment AG	107	4,250
Wienerberger AG	268	9,502
Zumtobel AG	440	2,705
TOTAL AUSTRIA		19,166
Bailiwick of Jersey - 0.7%
JTC PLC (a)	725	9,805
Belgium - 1.3%
Azelis Group NV	277	5,246
Econocom Group SA	2,021	4,331
Fagron NV	406	8,366
TOTAL BELGIUM		17,943
Finland - 1.3%
Fortum Corp.	410	6,296
Huhtamaki Oyj	173	7,014
Kemira Oyj	200	4,524
TOTAL FINLAND		17,834
France - 5.7%
Altarea SCA	44	4,757
Alten SA	56	6,170
Elis SA	300	6,942
Euroapi SASU (b)	363	1,463
Exclusive Networks SA (b)	214	5,385
Ipsos SA	117	7,237
Nexans SA	35	4,530
Rexel SA	413	10,513
SEB SA	40	4,006
Ubisoft Entertainment SA (b)	200	4,111
Vallourec SA (b)	514	8,333
Vicat SA	127	4,419
Virbac SA	23	8,762
TOTAL FRANCE		76,628
Germany - 3.9%
Bilfinger Berger AG	141	7,920
Gerresheimer AG	65	6,736
Lanxess AG	140	3,664
Mensch und Maschine Software SE	82	5,334
Patrizia Immobilien AG	474	3,740
PVA TePla AG (b)	189	2,958
SAF-Holland SA	523	10,709
Stabilus Se	146	7,150
Takkt AG	390	4,516
TOTAL GERMANY		52,727
Hong Kong - 1.7%
ASMPT Ltd.	569	5,936
Fortune (REIT)	3,496	1,674
Hysan Development Co. Ltd.	2,024	2,772
Luk Fook Holdings International Ltd.	2,386	4,691
Melco International Development Ltd. (b)	3,000	1,762
Pacific Basin Shipping Ltd.	18,000	5,414
TOTAL HONG KONG		22,249
Ireland - 1.6%
Bank of Ireland Group PLC	675	7,652
C&C Group PLC (United Kingdom)	3,868	7,956
Dalata Hotel Group PLC	1,460	6,486
TOTAL IRELAND		22,094
Israel - 1.7%
Bezeq The Israel Telecommunication Corp. Ltd.	5,830	6,600
Nova Ltd. (b)	50	10,054
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	118	6,539
TOTAL ISRAEL		23,193
Italy - 2.3%
Banca Generali SpA	257	11,181
Banco BPM SpA	1,000	6,926
Brembo N.V.	504	5,654
Carel Industries SpA (a)	144	2,659
GVS SpA (a)(b)	739	5,103
TOTAL ITALY		31,523
Japan - 36.5%
Aeon Delight Co. Ltd.	230	6,011
Anritsu Corp.	491	4,231
As One Corp.	400	8,665
ASKUL Corp.	541	7,689
AZ-Com Maruwa Holdings, Inc.	300	2,603
Azbil Corp.	196	5,741
BayCurrent Consulting, Inc.	230	6,978
Cosmos Pharmaceutical Corp.	71	6,358
Daido Steel Co. Ltd.	750	7,562
Daihatsu Diesel Manufacturing Co. Ltd.	400	4,801
Daiichikosho Co. Ltd.	506	6,156
Daiwa Securities Living Invest	8	5,442
Dexerials Corp.	170	8,317
Dowa Holdings Co. Ltd.	182	6,679
FP Corp.	291	5,039
Fujitec Co. Ltd.	230	6,717
Fukushima Galilei Co. Ltd.	180	8,159
Funai Soken Holdings, Inc.	330	4,842
Fuyo General Lease Co. Ltd.	110	9,061
H.U. Group Holdings, Inc.	200	3,522
Haseko Corp.	668	8,336
Hosokawa Micron Corp.	180	4,914
Inaba Denki Sangyo Co. Ltd.	400	10,574
J. Front Retailing Co. Ltd.	392	4,748
JTOWER, Inc. (b)	135	1,464
Kamigumi Co. Ltd.	398	9,139
Kaneka Corp.	248	7,079
Kawasaki Heavy Industries Ltd.	190	6,971
Kissei Pharmaceutical Co. Ltd.	235	5,483
Koshidaka Holdings Co. Ltd.	950	6,418
Kyoritsu Maintenance Co. Ltd.	346	6,750
Kyoto Financial Group, Inc.	576	10,920
Kyushu Railway Co.	310	8,319
Maruwa Ceramic Co. Ltd.	42	11,383
Milbon Co. Ltd.	182	4,064
Mitsubishi Logisnext Co. Ltd.	900	8,026
Miura Co. Ltd.	250	5,826
Money Forward, Inc. (b)	100	3,303
Morinaga & Co. Ltd.	444	8,574
Nabtesco Corp.	291	5,780
Nagaileben Co. Ltd.	290	5,231
Net One Systems Co. Ltd.	138	2,788
Nextage Co. Ltd.	400	5,426
Nikkiso Co. Ltd.	978	7,821
Nippon Gas Co. Ltd.	413	6,477
Okinawa Cellular Telephone Co.	299	8,044
PALTAC Corp.	222	6,866
Park24 Co. Ltd. (b)	416	4,481
Penta-Ocean Construction Co. Ltd.	908	4,056
Relo Group, Inc.	488	5,828
Resonac Holdings Corp.	325	8,068
Riken Keiki Co. Ltd.	240	7,113
Rinnai Corp.	260	6,422
Roland Corp.	186	4,855
Santen Pharmaceutical Co. Ltd.	800	9,655
Sanwa Holdings Corp.	568	12,323
Shoei Co. Ltd.	430	5,755
SOSiLA Logistics REIT, Inc.	7	5,420
Stanley Electric Co. Ltd.	358	7,128
Sumco Corp.	459	7,546
Suruga Bank Ltd.	1,588	12,710
SWCC Showa Holdings Co. Ltd.	350	10,619
Taiyo Yuden Co. Ltd.	200	6,010
Tokyo Tatemono Co. Ltd.	433	7,554
Toyo Gosei Co. Ltd.	110	6,917
Toyo Suisan Kaisha Ltd.	195	13,336
Tsumura & Co.	219	5,855
Valqua Ltd.	348	8,549
Workman Co. Ltd.	183	5,155
Yokogawa Electric Corp.	278	7,037
Zenkoku Hosho Co. Ltd.	200	8,316
Zuken, Inc.	290	7,163
TOTAL JAPAN		493,168
Netherlands - 1.3%
Eurocommercial Properties NV	356	8,861
OCI NV	140	3,371
TKH Group NV (bearer) (depositary receipt)	130	5,684
TOTAL NETHERLANDS		17,916
New Zealand - 0.7%
Contact Energy Ltd.	1,910	9,662
Norway - 2.0%
DOF Group ASA (b)	847	8,765
Schibsted ASA (A Shares)	210	6,036
Sparebanken Midt-Norge	500	7,463
TGS ASA	389	4,767
TOTAL NORWAY		27,031
Singapore - 1.3%
CDL Hospitality Trusts unit	8,532	6,159
Mapletree Industrial (REIT)	3,885	6,714
Wing Tai Holdings Ltd.	4,256	4,330
TOTAL SINGAPORE		17,203
Spain - 2.4%
Bankinter SA	1,087	9,279
Cie Automotive SA	179	5,231
Compania de Distribucion Integral Logista Holdings SA	317	9,373
Fluidra SA	360	8,018
TOTAL SPAIN		31,901
Sweden - 6.1%
AAK AB	410	11,792
AddTech AB (B Shares)	341	10,985
Arjo AB	1,090	4,222
Avanza Bank Holding AB	310	6,939
Granges AB	500	6,102
Hemnet Group AB	308	11,383
HEXPOL AB (B Shares)	715	7,992
JM AB (B Shares)	300	5,832
Loomis AB	210	6,687
Munters Group AB (a)	455	9,840
TOTAL SWEDEN		81,774
Switzerland - 3.4%
Bucher Industries AG	16	6,489
Lastminute.com NV	155	3,002
OC Oerlikon Corp. AG (Reg.)	793	4,468
PSP Swiss Property AG	57	7,624
Sensirion Holding AG (a)(b)	25	2,347
Tecan Group AG	18	6,710
VZ Holding AG	109	14,728
TOTAL SWITZERLAND		45,368
United Kingdom - 14.5%
B&M European Value Retail SA	1,566	9,424
Britvic PLC	699	11,403
DCC PLC (United Kingdom)	110	7,580
Elementis PLC	1,300	2,671
Grainger Trust PLC	2,272	7,039
Harbour Energy PLC	1,109	4,470
Hill & Smith Holdings PLC	344	10,171
Inchcape PLC	797	8,637
J.D. Wetherspoon PLC (b)	807	7,744
Jet2 PLC	516	9,419
John Wood Group PLC (b)	2,800	7,343
Lancashire Holdings Ltd.	1,723	14,043
Mitie Group PLC	7,896	12,303
Pets At Home Group PLC	1,177	4,642
Renewi PLC	612	5,303
RS GROUP PLC	500	5,258
Sabre Insurance Group PLC (a)	5,571	11,344
Savills PLC	600	9,842
Senior Engineering Group PLC	3,931	8,268
Spectris PLC	192	7,499
Unite Group PLC	823	10,083
Vistry Group PLC (b)	864	15,366
WH Smith PLC	401	6,805
TOTAL UNITED KINGDOM		196,657
TOTAL COMMON STOCKS (Cost $1,071,177)		1,317,980

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Jungheinrich AG (Cost $5,082)	201	6,374

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $1,076,259)	1,324,354
NET OTHER ASSETS (LIABILITIES) - 2.1%	27,754
NET ASSETS - 100.0%	1,352,108

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,098 or 3.0% of net assets.

(b)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.